Fair Value Measurements (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Fair Value Disclosures [Abstract]
Schedule of Fair value on Recurring Basic

The following table sets forth the Company’s financial assets and liabilities that were measured at fair value on a recurring basis as of March 31, 2019:

	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
At March 31, 2019:
Total contingent consideration liability	$-	$-	$503,000	$503,000

The following table sets forth the Company’s financial assets and liabilities that were measured at fair value on a recurring basis as of December 31, 2018:

	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
At December 31, 2018:
Total contingent consideration liability	$-	$-	$499,000	$499,000

The following table sets forth the Company’s financial assets and liabilities that were measured at fair value on a recurring basis as of December 31, 2018 (there were no assets or liabilities that were measured at fair value on a recurring basis as of December 31, 2017):

	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
At December 31, 2018:
Current portion of contingent consideration	-	-	$236,000	$236,000
Contingent consideration, net of current portion	-	-	263,000	263,000
Total contingent consideration liability	$-	$-	$499,000	$499,000

Schedule of Change in Fair Value of Contingent Consideration Liability Using Unobservable Level 3 Inputs

The following table summarizes the change in fair value, as determined by Level 3 inputs, for the contingent consideration liability using unobservable Level 3 inputs for the three months ended March 31, 2019:

Contingent Consideration
(Unaudited)
Balance as of December 31, 2018	$499,000
Payments against contingent consideration	-
Change in fair value of contingent consideration liability	(10,000)
Accretion of contingent consideration liability	14,000
Balance as of March 31, 2019	$503,000